SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (2,655,477)	$ (3,785,383)
Tax credit at PRC corporate income tax rate of 25%	(663,869)	(946,346)
Tax effect of entity at preferential tax rate	113,303	204,555
Non-deductible expenses	218,157	186,495
Changes in valuation allowance	332,409	555,296
Total